Property, plant and equipment, Consolidated (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Non-current assets [Abstract]
Property, plant and equipment	$ 247,562	$ 15,935	$ 8,038
Land [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,836	403	166
Land [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,836	403
Buildings [Member]
Non-current assets [Abstract]
Property, plant and equipment	13,082	3,280	3,085
Buildings [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	13,768	3,511
Buildings [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(686)	(231)
Plant and Equipment [Member]
Non-current assets [Abstract]
Property, plant and equipment	3,200	2,687	1,275
Plant and Equipment [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	3,564	2,844
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(364)	(157)
Mining Hardware [Member]
Non-current assets [Abstract]
Property, plant and equipment	163,147	3,921	3,512
Mining Hardware [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	171,120	5,448
Mining Hardware [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(7,973)	(1,181)
Mining Hardware [Member] | Impairment [Member]
Non-current assets [Abstract]
Property, plant and equipment	0	(346)
Assets Under Construction [Member]
Non-current assets [Abstract]
Property, plant and equipment	66,297	5,644	$ 0
Assets Under Construction [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	$ 66,297	$ 5,644